Acquisitions/Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions and Dispositions

(Dollars in millions)	Date	Cash or other consideration (paid)/ received	Goodwill	Other Intangibles	Gain	Comments
2011
Acquisition of certain additional assets of CSI Capital Management	5/9/2011	($19)	$20	$7	$—	Goodwill and intangibles recorded are tax-deductible.
2010
Disposition of certain money market fund management business	various	7	—	11	18
2009
Acquisition of assets of Martin Kelly Capital Management	12/22/2009	(2)	1	1	—	Goodwill and intangibles recorded are tax-deductible.
Acquisition of certain assets of CSI Capital Management	11/30/2009	(3)	1	2	—	Goodwill and intangibles recorded are tax-deductible.
Acquisition of assets of Epic Advisors, Inc.	4/1/2009	(2)	5	1	—	Goodwill and intangibles recorded are tax-deductible.